Portfolio of Investments – as of March 31, 2025 (Unaudited)
Mirova Global Megatrends Fund*

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Belgium — 1.2%
112,408	KBC Group NV	$10,245,262
	Canada — 2.9%
158,092	Canadian Pacific Kansas City Ltd.	11,099,639
148,665	Shopify, Inc., Class A(a)	14,180,411
		25,280,050
	Denmark — 2.8%
283,678	Novo Nordisk AS, Class B	19,397,419
405,898	Vestas Wind Systems AS(a)	5,615,393
		25,012,812
	France — 4.5%
68,091	Air Liquide SA	12,933,550
393,685	Credit Agricole SA	7,167,838
68,299	EssilorLuxottica SA	19,681,618
		39,783,006
	Germany — 4.2%
80,108	SAP SE	21,464,906
153,585	Symrise AG	15,922,770
		37,387,676
	Hong Kong — 1.0%
1,200,900	AIA Group Ltd.	9,090,654
	Ireland — 1.9%
53,225	Accenture PLC, Class A	16,608,329
	Japan — 3.0%
625,866	Sekisui House Ltd.	14,008,208
658,844	Terumo Corp.	12,396,822
		26,405,030
	Jersey — 1.3%
195,928	Aptiv PLC(a)	11,657,716
	Netherlands — 3.7%
13,181	Adyen NV(a)	20,203,773
19,613	ASML Holding NV	12,979,356
		33,183,129
	Spain — 3.4%
1,883,599	Iberdrola SA	30,416,496
	Taiwan — 2.7%
143,649	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,845,734
	United Kingdom — 4.2%
57,866	AstraZeneca PLC	8,497,313
3,259,607	Legal & General Group PLC	10,279,612
188,832	RELX PLC	9,485,148
142,953	Unilever PLC	8,517,407
		36,779,480
	United States — 61.6%
50,585	Advanced Drainage Systems, Inc.	5,496,060
Shares	Description	Value (†)
	United States — continued
84,899	AGCO Corp.	$7,859,100
117,891	American Water Works Co., Inc.	17,391,280
213,818	Ball Corp.	11,133,503
102,003	Danaher Corp.	20,910,615
501,658	eBay, Inc.	33,977,296
141,799	Ecolab, Inc.	35,948,883
137,662	Edwards Lifesciences Corp.(a)	9,977,742
43,707	Eli Lilly & Co.	36,098,048
79,318	Enphase Energy, Inc.(a)	4,921,682
63,641	First Solar, Inc.(a)	8,046,132
29,094	Intuitive Surgical, Inc.(a)	14,409,385
75,404	Mastercard, Inc., Class A	41,330,441
116,910	Microsoft Corp.	43,886,845
290,334	NextEra Energy, Inc.	20,581,777
389,131	NVIDIA Corp.	42,174,018
123,765	Palo Alto Networks, Inc.(a)	21,119,260
50,899	Roper Technologies, Inc.	30,009,032
46,812	Salesforce, Inc.	12,562,468
199,791	Smurfit WestRock PLC	8,967,818
58,183	Thermo Fisher Scientific, Inc.	28,951,861
74,507	TJX Cos., Inc.	9,074,953
76,399	Veralto Corp.	7,445,083
58,211	Visa, Inc., Class A	20,400,627
106,094	Waste Management, Inc.	24,561,822
51,482	Watts Water Technologies, Inc., Class A	10,498,210
137,144	Xylem, Inc.	16,383,222
		544,117,163
	Total Common Stocks (Identified Cost $743,147,901)	869,812,537

Principal Amount
Short-Term Investments — 0.8%
$6,685,766	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $6,686,231 on 4/01/2025 collateralized by $6,780,800 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $6,819,600 including accrued interest(b) (Identified Cost $6,685,766)	6,685,766
	Total Investments — 99.2% (Identified Cost $749,833,667)	876,498,303
	Other assets less liabilities — 0.8%	7,297,200
	Net Assets — 100.0%	$883,795,503

*	Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$10,245,262	$ —	$10,245,262
Denmark	—	25,012,812	—	25,012,812
France	—	39,783,006	—	39,783,006
Germany	—	37,387,676	—	37,387,676
Hong Kong	—	9,090,654	—	9,090,654
Japan	—	26,405,030	—	26,405,030
Netherlands	—	33,183,129	—	33,183,129
Spain	—	30,416,496	—	30,416,496
United Kingdom	—	36,779,480	—	36,779,480
United States	535,149,345	8,967,818	—	544,117,163
All Other Common Stocks(a)	77,391,829	—	—	77,391,829
Total Common Stocks	612,541,174	257,271,363	—	869,812,537
Short-Term Investments	—	6,685,766	—	6,685,766
Total Investments	$612,541,174	$263,957,129	$—	$876,498,303

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Software	14.6%
Semiconductors & Semiconductor Equipment	10.4
Financial Services	9.3
Chemicals	7.4
Pharmaceuticals	7.2
Health Care Equipment & Supplies	6.3
Electric Utilities	5.7
Life Sciences Tools & Services	5.7
Machinery	3.9
Broadline Retail	3.8
Commercial Services & Supplies	3.6
IT Services	3.5
Containers & Packaging	2.3
Insurance	2.2
Banks	2.0
Water Utilities	2.0
Other Investments, less than 2% each	8.5
Short-Term Investments	0.8
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%

Currency Exposure Summary at March 31, 2025 (Unaudited)
United States Dollar	70.2%
Euro	18.0
British Pound	4.2
Japanese Yen	3.0
Danish Krone	2.8
Hong Kong Dollar	1.0
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%